GOODWILL - Determination of recoverable amounts in the impairment tests performed in significant CGU groups (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Minimum
GOODWILL
Duration of perpetual growth rate used for cash flows in strategic plan	3 years
Telecommunications
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Pre-tax discount rate (WACC)	8.50%	8.50%
Perpetual growth rate	2.00%	2.00%
Other CGU groups | Minimum
GOODWILL
Pre-tax discount rate (WACC)	11.50%	10.50%
Perpetual growth rate	0.00%	0.00%
Other CGU groups | Maximum
GOODWILL
Pre-tax discount rate (WACC)	15.50%	15.50%
Perpetual growth rate	2.00%	2.00%